Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock-based compensation cost included in income from continuing operations
The following table presents total stock-based compensation cost included in income from continuing operations.

($ in millions)
For the year ended December 31:	2025	2024	2023
Cost	$269	$223	$190
SG&A expense	904	690	616
R&D expense	542	398	328
Pre-tax stock-based compensation cost	1,715	1,311	1,133
Income tax benefits	(740)	(469)	(290)
Net stock-based compensation cost	$975	$842	$843

Summary of restricted stock units activity
The following table summarizes RSU and PSU activity under the Plans during the years ended December 31, 2025, 2024 and 2023.

	RSUs		PSUs
	Weighted-Average Grant Price	Number of Units	Weighted-Average Grant Price	Number of Units (1)
Balance at January 1, 2023	$115	21,052,914	$117	3,566,078
Awards granted	118	10,915,958	117	1,295,937
Awards released	114	(7,383,980)	113	(840,111)
Awards canceled/forfeited/performance adjusted (2)	115	(1,527,249)	114	(548,865)
Balance at December 31, 2023	$116	23,057,643	$118	3,473,039
Awards granted	176	8,220,339	165	1,110,929
Awards released	117	(8,532,751)	126	(963,249)
Awards canceled/forfeited/performance adjusted (2)	123	(1,681,686)	131	(319,169)
Balance at December 31, 2024	$139	21,063,545	$130	3,301,550
Awards granted	257	6,073,739	271	884,271
Awards released	131	(8,814,716)	112	(1,049,685)
Awards canceled/forfeited/performance adjusted (2)	154	(1,446,258)	152	(225,788)
Balance at December 31, 2025	$185	16,876,310	$178	2,910,348
(1)The balances at December 31 for each period presented represent the number of shares expected to be issued based on achievement of grant date performance targets. The actual number of shares issued will depend on final performance and market results for 2025 awards and solely on final performance results for prior awards against specified targets over the vesting period.
(2)Includes adjustments of (81,195), (196,544) and (404,655) for PSUs in 2025, 2024 and 2023, respectively, because final performance metrics were above or below specified targets.

Summary of performance share units activity
The following table summarizes RSU and PSU activity under the Plans during the years ended December 31, 2025, 2024 and 2023.

	RSUs		PSUs
	Weighted-Average Grant Price	Number of Units	Weighted-Average Grant Price	Number of Units (1)
Balance at January 1, 2023	$115	21,052,914	$117	3,566,078
Awards granted	118	10,915,958	117	1,295,937
Awards released	114	(7,383,980)	113	(840,111)
Awards canceled/forfeited/performance adjusted (2)	115	(1,527,249)	114	(548,865)
Balance at December 31, 2023	$116	23,057,643	$118	3,473,039
Awards granted	176	8,220,339	165	1,110,929
Awards released	117	(8,532,751)	126	(963,249)
Awards canceled/forfeited/performance adjusted (2)	123	(1,681,686)	131	(319,169)
Balance at December 31, 2024	$139	21,063,545	$130	3,301,550
Awards granted	257	6,073,739	271	884,271
Awards released	131	(8,814,716)	112	(1,049,685)
Awards canceled/forfeited/performance adjusted (2)	154	(1,446,258)	152	(225,788)
Balance at December 31, 2025	$185	16,876,310	$178	2,910,348
(1)The balances at December 31 for each period presented represent the number of shares expected to be issued based on achievement of grant date performance targets. The actual number of shares issued will depend on final performance and market results for 2025 awards and solely on final performance results for prior awards against specified targets over the vesting period.
(2)Includes adjustments of (81,195), (196,544) and (404,655) for PSUs in 2025, 2024 and 2023, respectively, because final performance metrics were above or below specified targets.

Summary of total fair value of RSUs and PSUs granted and vested
The total fair value of RSUs and PSUs granted and vested during the years ended December 31, 2025, 2024 and 2023 were as follows:

($ in millions)
For the year ended December 31:	2025	2024	2023
RSUs
Granted	$1,562	$1,449	$1,293
Vested	1,157	994	845
PSUs
Granted	$239	$183	$151
Vested	118	121	95

Schedule of weighted-average assumptions used for estimation of fair value of stock options	The fair value was estimated based on the following weighted-average assumptions:

For the year ended December 31:	2025	2024	2023
Expected term (in years)	6.3	6.3	6.3
Expected volatility	27.5%	26.2%	26.0%
Risk-free rate	4.6%	4.4%	4.2%
Dividend yield	2.6%	3.7%	5.0%

Summary of option activity
The following table summarizes option activity under the Plans during the years ended December 31, 2025, 2024 and 2023.

	Weighted-Average Exercise Price	Number of Shares Under Option
Balance at January 1, 2023	$128	6,274,525
Options granted	133	4,574,756
Options exercised	125	(408,045)
Options forfeited/cancelled/expired	129	(584,674)
Balance at December 31, 2023	$130	9,856,562
Options granted	181	3,156,770
Options exercised	133	(2,384,273)
Options forfeited/cancelled/expired	143	(623,663)
Balance at December 31, 2024	$145	10,005,396
Options granted	262	1,949,882
Options exercised	137	(1,698,270)
Options forfeited/cancelled/expired	166	(598,034)
Balance at December 31, 2025	$168	9,658,974
Vested and exercisable at December 31, 2025	$137	3,111,996